Summary of Significant Accounting Policies - Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Marketing expense	$ 7,853	$ 5,906	$ 5,274